Risk management - Structural equity risk (Details) - Equities - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 5.1	€ 3.1	€ 4.8
Equity instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR percentage	99.00%
Time horizon	1 day
VaR	€ 325.0	€ 319.0	€ 170.0